CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income (loss)	$ (285)	$ 1,512	$ 234	$ 1,936
Other income and gains	(244)	(1,483)	(484)	(1,864)
Equity accounted earnings, net of distributions	(196)	(63)	(410)	(21)
Fair value changes	753	(62)	595	(100)
Depreciation and amortization	2,435	2,214	4,910	4,402
Deferred income taxes	(55)	(151)	(99)	(243)
Investments in residential inventory	(129)	56	(211)	34
Net change in non-cash working capital balances	(1,581)	(1,617)	(3,519)	(2,620)
Cash flows from (used in) operating activities	698	406	1,016	1,524
Financing activities
Corporate borrowings arranged	646	550	1,389	550
Corporate borrowings repaid	(200)	0	(571)	0
Commercial paper and borrowings, net	617	662	1,924	1,635
Non-recourse borrowings arranged	32,043	19,042	54,147	38,509
Non-recourse borrowings repaid	(24,676)	(18,490)	(38,487)	(31,326)
Non-recourse credit facilities, net	238	(5,867)	(5,505)	(6,233)
Subsidiary equity obligations issued	(2)	(6)	(10)	(7)
Deposits From Related Party	97	0	685	0
Deposit From Related Parties Repaid	(118)	(675)	(573)	(1,000)
Capital provided by non-controlling interests	2,935	8,194	8,300	16,618
Capital repaid to non-controlling interests	(1,416)	(458)	(3,141)	(1,404)
Repayment of lease liabilities	(345)	(211)	(803)	(416)
Receipt (settlement) of deferred consideration	(5)	(7)	88	(29)
Distributions to non-controlling interests	1,997	2,777	3,757	5,773
Distributions to shareholders	(166)	(151)	(332)	(302)
Cash flows from (used in) financing activities	7,369	(228)	12,578	10,538
Acquisitions
Investment properties	(3,228)	(1,819)	(4,825)	(4,393)
Property, plant and equipment	(2,385)	(1,651)	(5,286)	(3,203)
Equity accounted investments	(1,732)	(1,457)	(2,360)	(5,022)
Financial assets and other	(3,865)	(19,673)	(5,455)	(42,833)
Acquisition of subsidiaries, net of cash acquired	(88)	(93)	(804)	(5,314)
Dispositions
Investment properties	252	463	384	520
Property, plant and equipment	510	265	702	506
Equity accounted investments	201	2,134	831	2,386
Financial assets and other	1,676	19,811	3,242	41,412
Disposition of subsidiaries, net of cash disposed	158	1,295	245	1,670
Restricted cash and deposits	172	(137)	124	107
Cash flows from (used in) investing activities	(8,329)	(862)	(13,202)	(14,164)
Cash and cash equivalents
Change in cash and cash equivalents	(262)	(684)	392	(2,102)
Foreign exchange revaluation	(187)	108	(300)	187
Balance, beginning of period	11,742	13,049	11,222	14,396
Balance, end of period	11,249	12,427	11,249	12,427
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	(44)	(46)	(65)	(54)
Common shares
Financing activities
Common shares repurchased	(284)	(36)	(786)	(308)
Common shares issued	2	2	10	46
Preferred shares
Financing activities
Common shares repurchased	$ 0	$ 0	$ 0	$ (22)